Taxes - Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Net change of valuation allowance of Deferred tax assets
Balance at December 31,2024	$ 16,875,904
Additions-change to tax expense	21,469,264
Prior year true up	$ (321,208)
Exchange rate difference	723,767
Balance at December 31,2023	$ 38,747,727